Financial Statements - Balance sheets - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets
BBVA Cash Balance Available To The Date		€ 58,196	€ 42,680		€ 40,039
Total financial assets held for trading		90,117	64,695		74,950
Derivative financial assets held for trading		30,536	35,265		42,955
Equity Instruments Held For Trading		5,254	6,801		4,675
Debt Instruments Held For Trading		25,577	22,573		27,166
Loans and Advances to Central Banks Held for Trading		2,163	0		0
Loans And Advances To Banks Held For Trading		14,566	0		0
Loans and receivables Held For Trading		12,021	56		154
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		5,135
Equity Instruments Mandatorily Measured At Fair Value		3,095
Debt Securities At Fair Vale Mandatorily Measured At Fair Value		237
Loans And Advances To Central Banks Mandatorily Measured At Fair Value		0
Loans And Advances To Banks Mandatorily Measured At Fair Value		0
Loans And Advances To Customers Mandatorily Measured At Fair Value		1,803
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,313	2,709		2,062
Equity instruments at fair value		0	1,888		1,920
Debt Securities, at fair value		1,313	174		142
Loans and advances to central banks, at fair value		0	0		0
Loans and advances to credit institutions, at fair value		0	0		0
Loans And Advances To Customers At Fair Value		0	648		0
Total Financial Assets At Fair Value Through Other Comprehensive Income		56,337	69,476		79,221
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		2,595	3,224		4,641
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		53,709	66,251		74,580
Subtotal loans and advances to central banks at fair value through other comprehensive income		0	0		0
Loans and advances Financial Assets At Fair Value Through Other Comprehensive Income		33	0		0
Subtotal Loans And Advances To Customers At Fair Value Through Other Comprehensive Income		0	0		0
FINANCIAL ASSETS AT AMORTIZED COST		419,660	445,275		483,672
Debt Securities Financial Assets at Amortized Cost		32,530	24,093		28,905
Loans and advances to central banks		3,941	7,300		8,894
Loans and advances to banks		9,163	26,261		31,373
Loans and Advances to customers		374,027	387,621		414,500
HEDGING DERIVATIVES, ASSETS		2,892	2,485		2,833
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS		(21)	(25)		17
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES		1,578	1,588		765
Joint ventures		173	256		229
Associates		1,405	1,332		536
INSURANCE OR REINSURANCE ASSETS		366	421		447
TANGIBLE ASSETS		7,229	7,191		8,941
Total Property, plant and equipment		7,066	6,996		8,250
For own use (PPE)		6,756	6,581		7,519
Assets leased out under an operating lease		310	415		732
Investment Property		163	195		691
INTANGIBLE ASSETS		8,314	8,464		9,786
Goodwill		6,180	6,062		6,937
Other intangible assets		2,134	2,402		2,849
TAX ASSETS		18,100	16,888		18,245
Current tax assets		2,784	2,163		1,853
Deferred tax assets		15,316	14,725		16,391
OTHER ASSETS		5,472	4,359		7,274
Insurance contracts linked to pensions		0	0		0
Inventories		635	229		3,298
Rest other assets		4,837	4,130		3,976
Non Current Assets Or Disposal Groups Clasified As Held For Sale		2,001	23,853		3,603
TOTAL ASSETS		676,689	690,059	[1]	731,856	[1],[2]
LIABILITIES AND EQUITY
FINANCIAL LIABILITIES HELD FOR TRADING		80,774	46,182		54,675
Derivative financial liabilities, held for trading		31,815	36,169		43,118
Short positions, held for trading		11,025	10,013		11,556
Deposits from central banks, held for trading		10,511	0		0
Deposits from credit institutions, held for trading		15,687	0		0
Customer deposits, held for trading		11,736	0		0
Debt certificates, held for trading		0	0		0
Other financial liabilities, held for trading		0	0		0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		6,993	2,222		2,338
Deposits from central banks, at fair value		0	0		0
Deposits from credit institutions, at fair value		0	0		0
Customer deposits, at fair value		976	0		0
Debt certificates, at fair value		2,858	0		0
Other financial liabilities, at fair value		3,159	2,222		2,338
FINANCIAL LIABILITIES AT AMORTIZED COST		509,185	543,713		589,210
Deposits from cental banks	[3]	27,281	37,054		34,740
Deposits from credit institutions		31,978	54,516		63,501
Customer deposits		375,970	376,379		401,465
Debt certificates, at amortized cost		61,112	63,915		76,375
Other financial liabilities, at amortized cost		12,844	11,850		13,129
HEDGING DERIVATIVES, LIABILITIES		2,680	2,880		2,347
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES		0	(7)		0
LIABILITIES UNDER INSURANCE CONTRACTS		9,834	9,223		9,139
PROVISIONS		6,772	7,477		9,071
Pensions and other post employment defined Benefit Obligations	[4]	4,787	5,407		6,025
Other long term employee benefits		62	67		69
Provisions for taxes and other legal contingencies		686	756		418
Provisions for contingent risks and commitments		636	578		950
Other Provisions		601	669		1,609
TAX LIABILITIES		3,276	3,298		4,668
Current tax liabilities		1,230	1,114		1,276
Deferred tax liabilities		2,046	2,184		3,392
OTHER LIABILITIES		4,301	4,550		4,979
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		0	17,197		0
TOTAL LIABILITIES		623,814	636,736		676,428
Total shareholders' funds		54,326	53,283		50,985
Capital		3,267	3,267		3,218
Paid up capital		3,267	3,267		3,218
Unpaid capital which has been called up		0	0		0
Share Premium		23,992	23,992		23,992
Equity Instruments issued other than capital		0	0		0
Other Equity ( Capital base and management)		50	54		54
Retained Earnings		23,018	23,612		21,844
Revaluation reverse		3	12		20
Total Other Reserves		(58)	(35)		(59)
Reserves or accumulated losses of investments in subsidaries, joint ventures and associates		(58)	(35)		(59)
Other Reserves, other		0	0		0
Less Treasury shares		296	96		48
Profits or losses attributables to owners of the parent		5,324	3,519		3,475
Less Interim dividends		975	1,043		1,510
Total accumulated other comprehensive income		(7,215)	(6,939)	[5]	(3,622)	[5]
Total Items that will not be reclassified to profit or loss balance		(1,284)	(1,183)		(1,095)
Actuarial gains or (-) losses on defined benefit pension plans		(1,245)	(1,183)		(1,095)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0		0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0	0		0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value		(155)	0		0
Total Hedge ineffectiveness of fair value hedge for equity instruments measured at fair value through other comprehensive income		0
Fair value changes of equity instruments measured at fair value through other comprehensive income [hedged item]		0
Fair value changes of equity instruments measured at fair value through other comprehensive income hedging instrument		0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		116
Total Items that may be reclassified to profit or loss		(5,932)	(5,755)		(2,527)
Hedge of net investments in foreign operations(effective portion)		(218)	1		(118)
Foreign currency translation balance		(6,643)	(7,297)		(3,341)
Hedging derivatives.Cash flow hedges(efffective portion)		(6)	(34)		16
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income		943
Financial Assets Available for sale			1,641		947
Other Comprehensive Income Net Of Tax Of Hedging Instruments		0
Non-current assets and disposal groups classified as held for sale		1	(26)		0
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		(9)	(40)		(31)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)		5,764	6,979		8,064
Valuation adjustments		(3,236)	(2,550)		(1,430)
Rest non-controlling interest		9,000	9,530		9,494
TOTAL EQUITY		52,874	53,323		55,428
Equity and liabilities		€ 676,689	€ 690,059		€ 731,856

[1]	(1) The figures corresponding to 2017 have been restated (see Note 1.3).
[2]

(2) Financial information for 2016 has not been revised to reflect changes in our operating segments in 2018, including the inclusion of BBVA Bancomer’s branch in Houston (which was previou sly part of our United States operating segment) in our Mexico operating segment since 2018. If BBVA Bancomer’s branch in Houston had been part of our Mexico operating segment in 2016 (rather than of our United States operating segment), total assets of th e United States and the Mexico operating segments would have been €84,726 million and €97,492 million, respectively, as of December 31, 2016.

[3]	(*) As of December 31, 2018, balance relating to repurchase agreements in Central Banks is €375 million (see Note 35).
[4]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).
[5]	(*) See Note 1.3.